Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation — The conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and the rules of the Securities and Exchange Commission (the “SEC”). The unaudited condensed interim consolidated financial statements as of September 30, 2024, have been derived from the Company’s audited consolidated financial statements for the fiscal year December 31, 2023 (“2023 Consolidated Financial Statements”). It is recommended that the unaudited condensed interim consolidated financial statements be read in conjunction with the 2023 Consolidated Financial Statements.

Basis of Presentation — The accompanying consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP” or “GAAP”).

Principles of Consolidation

Principles of Consolidation — These unaudited condensed interim consolidated financial statements include the accounts of the Company, its wholly owned subsidiary, Alpha Cognition Canada Inc. (“ACI Canada”) and ACI Canada’s wholly owned subsidiary Alpha Cognition USA Inc. (“ACI USA”).

All significant intercompany accounts and transactions between the Company and its subsidiaries have been eliminated upon consolidation.

Principles of Consolidation — These consolidated financial statements include the accounts of the Company, its wholly owned subsidiary, Alpha Cognition Canada Inc. (“ACI Canada”) and ACI Canada’s wholly owned subsidiary Alpha Cognition USA Inc. (“ACI USA”).

All significant intercompany accounts and transactions between the Company and its subsidiaries have been eliminated upon consolidation.

Functional and Reporting Currency

Functional and Reporting Currency — The functional currency of an entity is the currency of the primary economic environment in which the entity operates. Effective August 31, 2023, the functional currency of the Company was updated to the United States Dollar (“USD” or U.S. Dollar”) as management assessed that the currency of the primary economic environment in which the Company operates changed to USD on that date. The key factor influencing this decision was the change in the Company’s primary funding from Canadian dollars (“CAD”) to USD, whereas the functional currency of its subsidiaries was unchanged and remain in USD. Prior to USD the functional currency of the Company was CAD, and its subsidiaries was USD. Changes to the Company’s functional currency have been accounted for on a prospective basis from August 31, 2023. The determination of functional currency was made in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 830, Foreign Currency Matters.

The Company’s reporting currency is the USD. For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company’s CAD operations are translated to USD at the exchange rate on the reporting date. The income and expenses are translated using average exchange rates. Foreign currency differences that arise on translation for consolidated purposes are recognized in other comprehensive loss on the consolidated statements of operations and comprehensive (loss) income.

All values presented are in USD unless otherwise denoted.

Functional and Reporting Currency — The functional currency of an entity is the currency of the primary economic environment in which the entity operates. Effective August 31, 2023, the functional currency of the Company was updated to the United States Dollar (“USD” or U.S. Dollar”) as management assessed that the currency of the primary economic environment in which the Company operates changed to USD on that date. The key factor influencing this decision was the change in the Company’s primary funding from Canadian dollars (“CAD”) to USD, whereas the functional currency of its subsidiaries was unchanged and remain in USD. Prior to USD the functional currency of the Company was CAD, and its subsidiaries was USD. Changes to the Company’s functional currency have been accounted for on a prospective basis from August 31, 2023. The determination of functional currency was made in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 830, Foreign Currency Matters.

The Company’s reporting currency is the USD. For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company’s CAD operations are translated to USD at the exchange rate on the reporting date. The income and expenses are translated using average exchange rates. Foreign currency differences that arise on translation for consolidated purposes are recognized in other comprehensive loss on the consolidated statements of operations and comprehensive (loss) income.

Use of Estimates and Assumptions

Use of Estimates and Assumptions — The preparation of these unaudited condensed interim consolidated financial statements in conformity with GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities as of the date of the unaudited condensed interim consolidated financial statements and the reported amounts of expenses during the reporting period. On an ongoing basis, management evaluates its estimates, to ensure that those estimates effectively reflect changes in the Company’s business and new information as it becomes available. Management bases these estimates on historical and anticipated results, trends, and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to forecasted amounts and future events. Actual results could differ materially from these estimates under different assumptions or conditions.

Use of Estimates and Assumptions — The preparation of these consolidated financial statements in conformity with GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities as of the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. On an ongoing basis, management evaluates its estimates, to ensure that those estimates effectively reflect changes in the Company’s business and new information as it becomes available. Management bases these estimates on historical and anticipated results, trends, and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to forecasted amounts and future events. Actual results could differ materially from these estimates under different assumptions or conditions.

Concentrations of Credit Risk

Concentrations of Credit Risk — The Company’s financial instruments subject to concentrations of credit risk consists primarily of cash and cash equivalents. Cash is deposited with financial institutions with high credit quality which are typically in excess of insured limits. Additionally, as of September 30, 2024, the Company had $231,887 (December 31, 2023 – $475,567) in cash held at its payment processing company in a demand account to be used to pay accounts payable. During the nine months ending September 30, 2024, and 2023, the Company did not experience any loss related to these concentrations.

Concentrations of Credit Risk — The Company’s financial instruments subject to concentrations of credit risk consists primarily of cash and cash equivalents. Cash is deposited with financial institutions with high credit quality which are typically in excess of insured limits. Additionally, as of December 31, 2023, the Company had $475,567 in cash held at its payment processing company in a demand account to be used to pay accounts payable. During the years ending December 31, 2023, and 2022, the Company did not experience any loss related to these concentrations.

Cash and Cash Equivalents

Cash and Cash Equivalents — The Company considers cash to include currency on hand, demand deposits with banks or other financial institutions, and other kinds of accounts that have the general characteristics of demand deposits in that the Company may deposit additional funds at any time and also effectively may withdraw funds at any time without prior notice or penalty. The Company considers cash equivalents to include term deposits, certificates of deposit, and all highly liquid instruments with original maturities of three months or less to be cash equivalents.

Cash and Cash Equivalents — The Company considers cash to include currency on hand, demand deposits with banks or other financial institutions, and other kinds of accounts that have the general characteristics of demand deposits in that the Company may deposit additional funds at any time and also effectively may withdraw funds at any time without prior notice or penalty. The Company considers cash equivalents to include term deposits, certificates of deposit, and all highly liquid instruments with original maturities of three months or less to be cash equivalents.

Equipment

Equipment — Equipment is stated at historical cost less accumulated depreciation. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the consolidated statement of operations. Repairs and maintenance are expensed as incurred. Depreciation is charged over the estimated useful lives using the declining balance method as follows:

Computer equipment	55%
Other equipment	20%

Equipment — Equipment is stated at historical cost less accumulated depreciation. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the consolidated statement of operations. Repairs and maintenance are expensed as incurred. Depreciation is charged over the estimated useful lives using the declining balance method as follows:

Computer equipment	55%
Other equipment	20%

Intangible Assets

Intangible Assets — The Company accounts for intangible assets in accordance with FASB ASC 350, Intangibles — Goodwill and Other. The Company’s intangible assets consist of exclusive licenses that allow the Company to further develop and exploit the ALPHA-1062 and ALPHA-0602 Technology, as defined in Note 11. The licenses are carried at cost and amortized on a straight-line basis over their estimated useful life of 15 years. During the nine months ended September 30, 2024, the Company impaired the ALPHA-0602 licenses in the amount of $39,166 on the unaudited condensed interim consolidated statements of operations and comprehensive loss.

Intangible Assets — The Company accounts for intangible assets in accordance with FASB ASC 350, Intangibles — Goodwill and Other. The Company’s intangible assets consist of exclusive licenses that allow the Company to further develop and exploit the ALPHA-1062 and ALPHA-602 Technology, as defined in Note 11. The licenses are carried at cost and amortized on a straight-line basis over their estimated useful life of 15 years.

Leases

Leases — The Company accounts for leases using FASB ASC 842, Leases. The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The lease payments associated with these leases are charged directly to the consolidated statement of operations on a straight-line basis over the lease term. The Company had no leases outstanding during the nine months ended September 30, 2024, or the year ended December 31, 2023.

Leases — The Company accounts for leases using FASB ASC 842, Leases. The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The lease payments associated with these leases are charged directly to the consolidated statement of operations on a straight-line basis over the lease term. During the year ended December 31, 2022, all of the Company’s leases were considered short-term leases with a term of 12 months or less and are charged directly to the consolidated statement of operations on a straight-line basis over the lease term. The Company had no leases outstanding during the year ended December 31, 2023.

Impairment of Long-Lived and Non-Financial Assets

Impairment of Long-Lived and Non-Financial Assets — The Company reviews long-lived assets, primarily comprised of equipment and definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amount to the future net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the projected discounted future net cash flows arising from the asset and whether any impairment indicators exist. The Company recorded an impairment of intangible assets of $39,166 and $nil for the nine months ending September 30, 2024, and 2023, respectively.

Impairment of Long-Lived and Non-Financial Assets — The Company reviews long-lived assets, primarily comprised of equipment and definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amount to the future net cash flows which the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the projected discounted future net cash flows arising from the asset and whether any impairment indicators exist. No impairment losses were recognized for the years ending December 31, 2023 and 2022.

Income Taxes

Income Taxes — The Company uses the asset and liability method to account for income taxes in accordance with ASC 740, Income Taxes. Under this method, deferred tax assets and liabilities are determined based on future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases, tax loss and credit carry forwards.

Deferred tax assets and liabilities are measured using enacted tax rates applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that include the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than a 50% likelihood of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in income tax expense. To date, there have been no interest or penalties recorded in relation to unrecognized tax benefits.

Income Taxes — The Company uses the asset and liability method to account for income taxes in accordance with ASC 740, Income Taxes. Under this method, deferred tax assets and liabilities are determined based on future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases, tax loss and credit carry forwards.

Deferred tax assets and liabilities are measured using enacted tax rates applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that include the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes the effect of income tax positions only if those position are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than a 50% likelihood of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits in income tax expense. To date, there have been no interest or penalties recorded in relation to unrecognized tax benefits.

Research and Development Costs

Research and Development Costs — The Company expenses all research and development costs incurred in accordance with the Accounting Standard Codifications as promulgated by FASB ASC 730, Research and Development.

Research and Development Costs — The Company expenses all research and development costs incurred in accordance with the Accounting Standard Codifications as promulgated by FASB ASC 730, Research and Development.

Advertising and Marketing Costs

Advertising and Marketing Costs — The Company expenses advertising and marketing costs when incurred. During the nine months ending September 30, 2024, and 2023, the Company incurred advertising and marketing expenses of $11,874 and $16,099, respectively, which is included in general and administrative expenses in the unaudited condensed interim consolidated statements of operations and comprehensive loss.

Advertising and Marketing Costs — The Company expenses advertising and marketing costs when incurred. During the years ending December 31, 2023, and 2022, the Company incurred advertising and marketing expenses of $19,791 and $31,733, respectively, which is included in general and administrative expenses in the consolidated statements of operations and comprehensive loss.

Loss Per Share

Loss Per Share — Basic loss per share is computed by dividing net loss available to ordinary stockholders by the weighted-average number of common shares outstanding during the reporting period. If applicable, diluted income per share is computed similar to basic income per share except that the weighted average shares outstanding are increased to include potential common shares for the assumed conversion of convertible debentures and the exercise of share options and warrants, if dilutive. The number of potential common shares is calculated by assuming outstanding share options and warrants were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting periods. For the periods presented, this calculation proved to be anti-dilutive.

Loss Per Share — Basic loss per share is computed by dividing net loss available to ordinary stockholders by the weighted-average number of common shares outstanding during the reporting period. If applicable, diluted income per share is computed similar to basic income per share except that the weighted average shares outstanding are increased to include potential common shares for the assumed exercise of share options, and warrants, if dilutive. The number of potential common shares is calculated by assuming outstanding share options and warrants were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting periods. For the periods presented, this calculation proved to be anti-dilutive.

Share-Based Compensation

Share-Based Compensation — The Company accounts for share-based compensation in accordance with ASC 718, Compensation — Share-Based Compensation, which requires compensation cost for the grant-date fair value of share-based awards to be recognized over the requisite service period. The Company accounts for forfeitures when they occur. The fair value of share-based awards, granted or modified, is determined on the grant date (or modification or acquisition dates, if applicable) at fair value, using the Black-Scholes option pricing model. This model is affected by the Company’s share price as well as assumptions regarding a number of subjective variables. These subjective variables include, but are not limited to, the Company’s expected share price volatility over the terms of the awards, and actual and projected employee share option exercise behaviors. The Company records share-based compensation expense for service-based share options on an accelerated attributions method over the requisite service period. The Company records share-based compensation expense for performance-based share options on an accelerated attribution method over the requisite service period, and only if performance-based conditions are considered probable to be satisfied.

The fair value of options is determined using the Black-Scholes option pricing model which incorporates all market vesting conditions. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest.

Share-Based Compensation — The Company accounts for share-based compensation in accordance with ASC 718, Compensation — Share-Based Compensation, which requires compensation cost for the grant-date fair value of share-based awards to be recognized over the requisite service period. The Company accounts for forfeitures when they occur. The fair value of share-based awards, granted or modified, is determined on the grant date (or modification or acquisition dates, if applicable) at fair value, using the Black-Scholes option pricing model. This model is affected by the Company’s share price as well as assumptions regarding a number of subjective variables. These subjective variables include, but are not limited to, the Company’s expected share price volatility over the terms of the awards, and actual and projected employee share option exercise behaviors. The Company records share-based compensation expense for service-based share options on an accelerated attributions method over the requisite service period.

The Company records share-based compensation expense for performance-based share options on an accelerated attribution method over the requisite service period, and only if performance-based conditions are considered probable to be satisfied.

The fair value of options is determined using the Black-Scholes option pricing model which incorporates all market vesting conditions. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest.

Liability-Based Awards

Liability-Based Awards — Bonus right awards that include cash settlement features are accounted for as liability-based awards in accordance with ASC 718, Compensation — Share Based Compensation. The fair value of the bonus right awards is estimated using a Black-Scholes option-pricing model and is revalued on each reporting date, based on the probability of the expected awards to vest, until settlement. Changes in the estimated fair value of the bonus right awards are recognized within general and administrative expense in the unaudited condensed interim consolidated statement of operations and comprehensive loss over the vesting period. Key assumptions in the calculation of the fair value of the bonus right awards include expected volatility, risk-free interest rate, expected life, and fair value per award.

Liability-Based Awards — Bonus right awards that include cash settlement features are accounted for as liability-based awards in accordance with ASC 718, Compensation — Share Based Compensation. The fair value of the bonus right awards is estimated using a Black-Scholes option-pricing model and is revalued on each reporting date, based on the probability of the expected awards to vest, until settlement. Changes in the estimated fair value of the bonus right awards are recognized within general and administrative expense in the consolidated statement of operations and comprehensive loss over the vesting period. Key assumptions in the calculation of the fair value of the bonus right awards include expected volatility, risk-free interest rate, expected life, and fair value per award.

Segment Reporting

Segment Reporting — The Company currently operates in researching and developing pharmaceutical treatments for neurological diseases industry. Based on the guidance of ASC 280, Segment Reporting, the Company has one operating segment. For the nine months ending September 30, 2024, and 2023, the Company operated in two geographical areas; the United States and Canada.

Segment Reporting — The Company currently operates in researching and developing pharmaceutical treatments for neurological diseases industry. Based on the guidance of ASC 280, Segment Reporting, the Company has one operating segment. For the years ending December 31, 2023 and 2022, the Company operated in two geographical areas; the United States and Canada.

Convertible Debentures and Conversion Feature Liability

Convertible Debentures and Conversion Feature Liability — The Company’s debt instruments contain a host liability and an embedded conversion feature. The Company uses the guidance under FASB ASC Topic 815 Derivatives and Hedging (“ASC 815”) to determine if the embedded conversion feature must be bifurcated and separately accounted for as a derivative under ASC 815. It also determines whether any embedded conversion features requiring bifurcation qualify for any scope exceptions contained within ASC 815. Generally, contracts issued or held by a reporting entity that are both (i) indexed to its own shares, and (ii) classified in stockholders’ equity, would not be considered a derivative for the purposes of applying ASC 815. Any embedded conversion features that do not meet the scope exception noted above are classified as derivative liabilities, initially measured at fair value, and remeasured at fair value each reporting period with change in fair value recognized in the unaudited condensed interim consolidated statements of operations and comprehensive loss. Any embedded conversion features that meet the scope exception under ASC 815 are initially recorded at their relative fair value in paid-in-capital and are not remeasured at fair value in future periods.

Any embedded conversion features that do not meet the scope exception under ASC 815 are initially recorded at their fair value and the residual amount of the proceeds received is allocated to the convertible debentures. The host debt instrument is accounted for in accordance with guidance applicable to non-convertible debt under FASB ASC Topic 470 Debt (“ASC 470”) and is accreted to its face value over the term of the debt with accretion expense and periodic interest expense recorded in the consolidated statements of operations and comprehensive loss.

The Company uses the Black-Scholes option pricing model to determine the fair value of the conversion feature liability, the warrant liability, share-based options, and stand-alone share purchase warrants issued as noted above. This model requires the input of subjective assumptions including the following:

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury zero coupon bond issues in effect at the time of grant for periods corresponding with the expected term of option.

Dividend Yield — The Company has never paid dividends on its common shares and has no plans to pay dividends on its common shares. Therefore, the Company used an expected dividend yield of zero.

Expected Life — The Company’s expected term represents the period that the Company’s options granted are expected to be outstanding or the remaining contractual life of the conversion period and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).

Expected Volatility — The Company’s expected volatility was estimated based on the average volatility for comparable publicly traded biopharmaceutical companies over a period equal to the expected term of the awards.

Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings (loss) and equity.

Fair Value Measurements

Fair Value Measurements — FASB ASC 820 — Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. In accordance with ASC 820, we have categorized our financial assets and liabilities based on the priority of the inputs to the valuation technique into a three-level fair value hierarchy as set forth below. If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded in the accompanying consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 —	Financial instruments whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market which we have the ability to access at the measurement date.
Level 2 —

Financial instruments whose values are based on quoted market prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets.

Level 3 —

Financial instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the instrument.

The Company’s financial instruments consist of cash, restricted cash, related party note receivable, accounts payable, convertible debentures, conversion feature liability, warrant liabilities, other liabilities, and promissory note. The fair values of accounts payable, convertible debentures and promissory note approximate their carrying values either due to their current nature or current market rates for similar instruments.

Cash is measured at fair value on a recurring basis using level 1 inputs. Other liabilities consisting of the bonus rights liability, conversion feature liability and warrant liabilities are measured at fair value on a recurring basis using level 3 inputs. As of September 30, 2024, and December 31, 2023, the fair value of the bonus rights liability was $74,250 and $84,125, respectively. As of September 30, 2024 and December 31, 2023, the fair value of the conversion feature liability was $1,002,874 and $nil, respectively. As of September 30, 2024, and December 31, 2023, the fair value of the warrant liabilities was $2,449,478 and $4,455,747, respectively.

Fair Value Measurements — FASB ASC 820 — Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. In accordance with ASC 820, we have categorized our financial assets and liabilities based on the priority of the inputs to the valuation technique into a three-level fair value hierarchy as set forth below. If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded in the accompanying consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 —	Financial instruments whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market which we have the ability to access at the measurement date.
Level 2 —

Financial instruments whose values are based on quoted market prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets.

Level 3 —

Financial instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the instrument.

The Company’s financial instruments consist of cash, restricted cash, related party note receivable, prepaid and other current assets, accounts payable, warrant liability, other liabilities, and promissory note. The fair value of the prepaid and other current assets, accounts payable, and promissory note approximate their carrying values either due to their current nature or current market rates for similar instruments.

Cash is measured at fair value on a recurring basis using level 1 inputs. Other liabilities consisting of the bonus rights liability and warrant liability are measured at fair value on a recurring basis using level 3 inputs. As of December 31, 2023 and 2022, the fair value of the bonus rights liability was $84,125 and $8,295, respectively. As of December 31, 2023 and 2022, the fair value of the warrant liability was $4,455,747 and $205,989, respectively.

Interest Rate Risk

Interest Rate Risk — Interest rate risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Financial assets and liabilities with variable interest rates expose the Company to interest rate cash flow risk. The Company does not hold any financial liabilities with variable interest rates. Financial assets and liabilities with fixed interest rates expose the Company to interest rate price risk. As of September 30, 2024, and December 31, 2023, the promissory note bears interest of 7.0% per annum and the convertible debentures bears interest of 10.0% per annum, both of which are subject to interest rate price risk. The Company maintains bank accounts which earn interest at variable rates, but it does not believe it is currently subject to any significant interest rate risk.

Interest Rate Risk — Interest rate risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Financial assets and liabilities with variable interest rates expose the Company to interest rate cash flow risk. The Company does not hold any financial liabilities with variable interest rates. Financial assets and liabilities with fixed interest rates expose the Company to interest rate price risk. As of December 31, 2023, and 2022, the promissory note bears interest of 5.5% and 2% per annum, respectively, and is subject to interest rate price risk. The Company maintains bank accounts which earn interest at variable rates, but it does not believe it is currently subject to any significant interest rate risk.

Currency Risk

Currency Risk — Foreign currency exchange rate risk is the risk that the fair value or future cash flows will fluctuate as a result of changes in foreign exchange rates. The Company’s operations are carried out in Canada and the United States. As of September 30, 2024, and December 31, 2023, the Company had net monetary liabilities of approximately $31,000 and $36,000, respectively, denominated in Canadian dollars.

These factors expose the Company to foreign currency exchange rate risk, which could have an adverse effect on the profitability of the Company. A 10% change in the exchange rate with the Canadian dollar would change net loss and comprehensive loss by approximately $2,200. At this time, the Company currently does not have plans to enter into foreign currency future contracts to mitigate this risk; however, it may do so in the future.

Currency Risk — Foreign currency exchange rate risk is the risk that the fair value or future cash flows will fluctuate as a result of changes in foreign exchange rates. The Company’s operations are carried out in Canada and the United States. As of December 31, 2023, and 2022, the Company had net monetary assets (liabilities) of approximately ($36,000) and $690,000, respectively, denominated in Canadian dollars.

These factors expose the Company to foreign currency exchange rate risk, which could have an adverse effect on the profitability of the Company. A 10% change in the exchange rate with the Canadian dollar would change net loss and comprehensive loss by approximately $14,500. At this time, the Company currently does not have plans to enter into foreign currency future contracts to mitigate this risk; however, it may do so in the future.

Grant Accounting

Grant Accounting — All funds relating to government grants are being recorded under the gross method of accounting for government grants whereby any income received and associated expenses incurred will be reported as grant income and included in research and development expenses, respectively on the statement of operations and comprehensive loss. When grant proceeds are initially received, they are recorded as deferred income and restricted cash. Grant proceeds used to pay for study costs and are expensed as incurred, with a corresponding amount of grant revenue recorded along with a reduction of the balance of the deferred income liability. The Company classifies the balance of cash received from grants as restricted cash when the proceeds from the grant have been designated for use in specified research. During the six months ending September 30, 2024 and 2023, the Company recorded grant income of $333,462 and $32,757, from its R&D Grant (defined in Note 3) in the unaudited condensed interim consolidated statements of operations and comprehensive loss.

Grant Accounting — All funds relating to government grants are being recorded under the gross method of accounting for government grants whereby any income received and associated expenses incurred will be reported as grant income and included in research and development expenses, respectively on the statement of operations and comprehensive loss. When grant proceeds are initially received, they are recorded as deferred income and restricted cash. Grant proceeds used to pay for study costs and are expensed as incurred, with a corresponding amount of grant revenue recorded along with a reduction of the balance of the deferred income liability. The Company classifies the balance of cash received from grants as restricted cash, when the proceeds from the grant have been designated for use in specified research. During the year ended December 31, 2023, the Company recorded grant income of $191,087 from its R&D Grant (defined in Note 3) in the consolidated statements of operations and comprehensive loss.

Accounting Pronouncements Adopted in 2024

Accounting Pronouncements Adopted in 2024 — In August 2020, FASB issued ASU 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which is intended to simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. There was no material impact of this new guidance on the accompanying unaudited condensed interim consolidated financial statements.

Accounting Pronouncements Not Yet Adopted — In August 2020, FASB issued ASU 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which is intended to simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. ASU 2020-06 is effective for the Company for the fiscal year beginning after December 15, 2023. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

On January 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires an entity to utilize a new impairment model that requires measurement and recognition of expected credit losses for most financial assets and certain other instruments, including but not limited to available-for-sale debt securities. Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses rather than as a direct write-down to the security. The new guidance also modifies the impairment models for purchased financial assets with credit deterioration since their origination. There was no impact on the accompanying consolidated financial statements as of the adoption date.

Derivative liability

Derivative liability — The Company’s debt instruments contain a host liability and an embedded conversion feature. The Company uses the guidance under FASB ASC Topic 815 Derivatives and Hedging (“ASC 815”) to determine if the embedded conversion feature must be bifurcated and separately accounted for as a derivative under ASC 815. It also determines whether any embedded conversion features requiring bifurcation qualify for any scope exceptions contained within ASC 815. Generally, contracts issued or held by a reporting entity that are both (i) indexed to its own shares, and (ii) classified in stockholders’ equity, would not be considered a derivative for the purposes of applying ASC 815. Any embedded conversion features that do not meet the scope exception noted above are classified as derivative liabilities, initially measured at fair value, and remeasured at fair value each reporting period with change in fair value recognized in the consolidated statements of operations and comprehensive loss. Any embedded conversion features that meet the scope exception under ASC 815 are initially recorded at their relative fair value in paid-in-capital and are not remeasured at fair value in future periods.

The Company uses the Black-Scholes option pricing model to determine the fair value of the conversion feature liability, the warrant liability, share-based options, and stand-alone share purchase warrants issued as noted above. This model requires the input of subjective assumptions including the following:

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury zero coupon bond issues in effect at the time of grant for periods corresponding with the expected term of option.

Dividend Yield — The Company has never paid dividends on its common shares and has no plans to pay dividends on its common shares. Therefore, the Company used an expected dividend yield of zero.

Expected Life — The Company’s expected term represents the period that the Company’s options granted are expected to be outstanding or the remaining contractual life of the conversion period and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).

Expected Volatility — The Company’s expected volatility was estimated based on the average volatility for comparable publicly traded biopharmaceutical companies over a period equal to the expected term of the awards.

Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings (loss) and equity.